ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
At September 30, 2015 and December 31, 2014, accounts payable and accrued liabilities consisted of the following:

	2015	2014
Accounts payable	$264,752	$12,673
Property taxes payable	498,909	292,290
Accrued legal, board fees and other expenses	312,504	372,389
Interest payable	53,310	40,810
	$1,129,475	$718,162

NOTE 4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
At December 31, 2014 and 2013, accounts payable and accrued liabilities consisted of the following:

	2014	2013
Accounts payable	$12,673	$89,666
Property taxes payable	292,290	196,141
Accrued legal, board fees and other expenses	372,389	61,372
Interest payable	40,810	—
	$718,162	$347,179